Segment Information (Assets) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Investments accounted for using the equity method	¥ 5,208,758	¥ 4,527,133
Cash and cash equivalents	7,449,699	8,741,893	¥ 7,504,266	¥ 5,440,623
Time deposits with banks	5,020,073	1,500,000
Deferred income tax assets	150,832	119,075
Financial assets at fair value through profit or loss	3,318,670	2,727,279
Assets	45,494,075	44,385,897
Allocated amounts [member]
Disclosure of operating segments [line items]
Assets	24,323,144	26,658,994
Allocated amounts [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Assets	997,650	1,114,911
Allocated amounts [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Assets	1,802,681	1,924,863
Allocated amounts [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Assets	3,721,337	4,176,850
Allocated amounts [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Assets	14,014,403	15,567,239
Allocated amounts [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Assets	1,492,405	1,807,433
Allocated amounts [member] | Others [member]
Disclosure of operating segments [line items]
Assets	2,294,668	2,067,698
Unallocated amounts [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method	5,208,758	4,527,133
Cash and cash equivalents	7,449,699	8,741,893
Time deposits with banks	5,020,073	1,500,000
Deferred income tax assets	150,832	119,075
Financial assets at fair value through profit or loss	3,318,670	2,727,279
Others	22,899	111,523
Assets	¥ 21,170,931	¥ 17,726,903